Document and Entity Information	Nov. 12, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001595585
Document Type	8-K
Document Period End Date	Nov. 12, 2021
Entity Registrant Name	TRICIDA, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38558
Entity Tax Identification Number	46-3372526
Entity Address, Address Line One	7000 Shoreline Court
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	(415)
Local Phone Number	429-7800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.001 per share
Trading Symbol	TCDA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false